Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of Earnings per Share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Net income attributable to shareholders of the Company	58.4	72.7	94.6
Weighted average number of multiple and subordinate voting shares outstanding	100,816,758	105,058,643	108,296,802
Weighted average number of shares on exercise of stock options, RSUs and PSUs[1]	1,006,315	563,669	857,919
Diluted weighted average number of multiple and subordinate voting shares outstanding	101,823,073	105,622,312	109,154,721
Earnings per share attributable to shareholders of the Company
Basic	$0.58	$0.69	$0.87
Diluted	$0.57	$0.69	$0.87
[1]    Subordinate voting shares issuable on exercise of stock options are not treated as dilutive if including them would decrease the loss per share, or if the weighted average daily closing share price for the period was greater than the exercise price. As at March 31, 2024, there were 3,904,366 shares (April 2, 2023 - 2,231,231 shares, April 3, 2022 - 1,475,545 shares) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.